Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 63.0	$ 57.8
Yatela liability	18.5	18.5
Other liabilities	11.6	4.0
Current portion of other liabilities	22.7	27.9
Non-current portion of other liabilities	40.3	29.9
Embedded derivative - Rosebel power purchase agreement
Disclosure of detailed information about financial instruments [line items]
Other liabilities	29.2	23.3
Hedge derivatives
Disclosure of detailed information about financial instruments [line items]
Other liabilities	0.7	12.0
Non-hedge derivative
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 3.0	$ 0.0